Fair Value Measurements - Schedule of assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Total		$ 5,829,292	$ 21,842,931
Level 1
Liabilities
Total		0	0
Level 2
Liabilities
Total		0	0
Level 3
Liabilities
Total		5,829,292	21,842,931
Recurring
Liabilities
Convertible Promissory Notes		5,829,292	21,227,093
Convertible Bridge Notes			615,838
Recurring | Level 1
Liabilities
Convertible Promissory Notes		0	0
Convertible Bridge Notes			0
Recurring | Level 2
Liabilities
Convertible Promissory Notes		0	0
Convertible Bridge Notes			0
Recurring | Level 3
Liabilities
Convertible Promissory Notes		5,829,292	21,227,093
Convertible Bridge Notes			615,838
Recurring | Money market funds
Financial assets
Cash equivalents (Money Market Funds)	$ 50,384	50,367	50,315
Recurring | Money market funds | Level 1
Financial assets
Cash equivalents (Money Market Funds)	50,384	50,367	50,315
Recurring | Money market funds | Level 2
Financial assets
Cash equivalents (Money Market Funds)	0	0	0
Recurring | Money market funds | Level 3
Financial assets
Cash equivalents (Money Market Funds)	$ 0	$ 0	$ 0